Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Prudential Jennison Mid-Cap Growth Fund, Inc.
Prospectus Date	rr_ProspectusDate	Oct. 30, 2024
Document Creation Date	dei_DocumentCreationDate	Oct. 29, 2024